Provisions and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary Of Other Provisions

	2019	2018
Tax contingencies	9,878	9,392
Civil contingencies	2,673	5,610
Labor contingencies	2,642	2,472

Total provision	15,193	17,474

Judicial deposits (a)	18,403	14,850

(a)
There are circumstances in which the Group is questioning the legitimacy of certain litigations or claims filed against us. As a result, either because of a judicial order or based on the strategy adopted by management, the Group might be required to secure part or the whole amount in question by means of judicial deposits, without this being characterized as the settlement of the liability. These amounts are classified as “Other assets” on the consolidated balance sheets, and referred above for information.

Summary Of Changes In Other Provisions
Changes in the provision during the year

	2019	2018	2017
Balance at January 1	17,474	11,843	5,334
Monetary correction	2,492	1,667	2,226
Provision/(Reversal)	(1,601)	7,897	3,531
Business combination (Note 5 (ii))	—	—	7,921
Payments	(3,172)	(3,933)	(7,169)

Balance at December 31	15,193	17,474	11,843

Summary Of Contingent Liabilities
Below is summarized these claims by nature:

	2019	2018
Tax (i)	69,386	19,971
Civil (ii)	81,414	64,820
Labor	3,151	4,532

Total	153,951	89,323

(i)
In December 2019, the Group was notified by tax authorities for a requirement of social security contributions due to employee profit sharing payments related to the calendar year 2015, allegedly in violation of Brazilian Law 10,101/00. Currently, the case at administrative level in assessment by the Administrative Council of Tax Appeals (“CARF”), awaiting the decision on the Group’s appeal. There are other favorable CARF precedents on the subject and the Group obtained legal opinions that support the Group’s defense and current practice.

(ii)
The Group is defendant in 6 civil claims by customers and investment agents, mainly related to portfolio management, risk rating, copyrights and contract termination. The total amount represents the collective maximum value to which the Group is exposed based on the claims’ amounts monetarily restated.